General and administrative expenses - Summary of general and administrative expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits:
Salaries	₩ 3,423,186	₩ 3,283,436	₩ 3,034,543
Defined contribution	38,902	38,577	36,660
Defined benefit	169,882	192,614	184,753
Termination benefits	154,012	268,089	94,723
Subtotal	3,785,982	3,782,716	3,350,679
Entertainment	46,359	38,552	34,963
Depreciation	516,164	490,457	475,506
Amortization	186,448	155,202	129,976
Taxes and utility bills	226,197	187,432	197,996
Advertising	339,955	280,780	204,308
Research	29,289	25,320	20,271
Others	883,120	782,629	798,774
General and administrative expenses	₩ 6,013,514	₩ 5,743,088	₩ 5,212,473